Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

	December 31,
	2020	2021
	RMB	RMB
Prepayments to vendors and content providers	203,972	196,466
Input value-added tax to be deducted	82,966	184,061
Interests receivable	103,531	129,989
Prepayment of income tax	58,601	78,101
Receivables from the exercise of vested share options and individual income tax paid on behalf of employees related to share-based awards	13,285	45,217
Loan to a third party	11,350	12,850
Prepayments to third-party payment platform	6,093	8,710
Others	15,634	9,574
Less: expected credit loss provision	(324)	(23)

Total	495,108	664,945

Summary of expected credit loss provision related to other receivables
The following table presents the activity in the expected credit loss provision related to other receivables for the year
s
ended December 31,
 2019,

2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	—
Impact of adoption to ASC326	—	(308)	—
Balance at beginning of the year	—	(308)	(324)

Current year provision	—	(155)	—
Current year reversal	—	139	301

Balance at end of the year	—	(324)	(23)